Oil And Gas Properties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 4,245	$ 6,469
Increase in depreciation due to change in methodology value	$ 416
Revised capital commitments		$ 7,762
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	5 years
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	50 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	24 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	50 years
Plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	2 years
Plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets	40 years